COMMITMENTS AND CONTINGENCIES - Purchase Obligation (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Purchase obligation
2021	$ 187,749
2022	17,150
2023	11,434
2024	5,717
2025	$ 5,717